Consolidated subsidiaries	12 Months Ended
Dec. 31, 2022
Consolidated subsidiaries
Consolidated subsidiaries

28.  Consolidated subsidiaries

	Country of	December 31,	December 31,	December 31,
	incorporation	2022	2021	2020
Headhunter LLC	Russia	100%	100%	100%
Headhunter Technologies LLC	Russia	99%	—	—
IC HeadHunter JSC	Russia	100%	—	—
COZ Headhunter LLC[2]	Russia	100%	—	—
Zarplata.ru LLC (see Note 9 (b))	Russia	100%	100%	100%
Skillaz LLC (see Note 9 (a))	Russia	74.99%	74.99%	—
Zemenik LLC	Russia	100%	100%	100%
Headhunter FSU Limited	Cyprus	100%	100%	100%
Headhunter KZ LLC	Kazakhstan	66%	66%	66%
100 Rabot TUT LLC[1]	Belarus	50%	50%	50%
Vsya rabota LLC[1]	Belarus	50%	50%	50%

[1] The Group includes the operations of 100 Rabot TUT LLC and Vsya rabota LLC in its consolidated financial statements because it has the power to direct the operations of the subsidiaries at its own discretion and for its own benefit through the representation of the majority of the Board members by the directors of the Company.

[2] The net assets of subsidiary of 36,845 is subject to certain restrictions and can not be transferred within the Group.

On July 9, 2020 a new subsidiary “Vsya rabota LLC” in Belarus was established in which the Group owns 50% of the participants rights. The new entity was established for the purposes of restructuring the existing business. Shareholders of the new subsidiary and top-management team are the same as those of “100 Rabot TUT LLC” (see Note 31).